Warranty (Narrative) (Details)	12 Months Ended
Aug. 27, 2016 mi
Class A, B, and C Motor Homes [Member]
Product Liability Contingency [Line Items]
Warranty term	12 months
Warranty distance (in miles)	15,000
Class A and C Sidewalls and Floors [Member]
Product Liability Contingency [Line Items]
Warranty term	3 years
Warranty distance (in miles)	36,000
Towable Products [Member]
Product Liability Contingency [Line Items]
Warranty term	12 months